CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES
IFRS 15 "Revenue from Contracts with Customers"
In May 2014, the IASB issued IFRS 15 “Revenue from Contracts with Customers” to provide guidance on the recognition of revenue and cash flows arising from an entity’s contracts with customers, and related disclosures. The new standard replaces several existing standards related to recognition of revenue and states that revenue should be recognized as performance obligations related to the goods or services delivered are settled. IFRS 15 also provides revenue accounting guidance for contract modifications and multiple-element contracts and prescribes additional disclosure requirements.
The Company adopted IFRS 15 on January 1, 2018 using the retrospective with cumulative effect method. There were no changes to reported net earnings or retained earnings as a result of adopting IFRS 15. Under the standard, the Company is required to provide additional disclosure of disaggregated revenue by major product type. In connection with adoption of the standard, the Company has reclassified certain comparative amounts in a manner consistent with the presentation adopted for the year ended December 31, 2018 (see note 22).
Upon adoption of IFRS 15, the Company applied the practical expedient such that contracts that were completed in the comparative periods have not been restated. Applying this expedient had no impact to the revenue recognized under the previous revenue accounting standard as all performance obligations had been met and the consideration had been determined.
IFRS 9 "Financial Instruments"
Effective January 1, 2014, the Company adopted the version of IFRS 9 “Financial Instruments” issued November 2013. In July 2014, the IASB issued amendments to IFRS 9 to include accounting guidance to assess and recognize impairment losses on financial assets based on an expected loss model.
The Company retrospectively adopted the amendments to IFRS 9 on January 1, 2018 and elected to apply the limited exemption in IFRS 9 relating to transition for impairment. Accordingly, provisions for impairment have not been restated in the comparative periods. Adoption of the amendment did not have a significant impact on the Company’s previous accounting for impairment of financial assets.
ACCOUNTING STANDARDS ISSUED BUT NOT YET APPLIED
In October 2018, the IASB issued amendments to IFRS 3 "Definition of a Business" that narrowed and clarified the definition of a business. The amendments also permit a simplified assessment of whether an acquired set of activities and assets is a group of assets rather than a business. The amendments are effective January 1, 2020 with earlier adoption permitted. The amendments apply to business combinations after the date of adoption. The Company is assessing the impact of these amendments on its consolidated financial statements.
In October 2018, the IASB issued amendments to IAS 1 "Presentation of Financial Statements" and IAS 8 "Accounting Policies, Changes in Accounting Estimates and Errors". The amendments make minor changes to the definition of the term "material" and align the definition across all IFRS Standards. Materiality is used in making judgments related to the preparation of financial statements. The amendments are effective January 1, 2020 with earlier adoption permitted. The Company is assessing the impact of these amendments on its consolidated financial statements.

In October 2017, the IASB issued amendments to IAS 28 "Investments in Associates and Joint Ventures" to clarify that the impairment provisions in IFRS 9 apply to financial instruments in an associate or joint venture that are not accounted for using the equity method, including long-term assets that form part of the net investment in the associate or joint venture. The amendments are effective January 1, 2019 with earlier adoption permitted. The amendments are required to be adopted retrospectively. The Company has determined that these amendments have no significant impact on its consolidated financial statements.
In June 2017, the IASB issued IFRIC 23 "Uncertainty over Income Tax Treatments". The interpretation provides guidance on how to reflect the effects of uncertainty in accounting for income taxes where IAS 12 is unclear. The interpretation is effective January 1, 2019. The Company has determined that this interpretation has no significant impact on its consolidated financial statements.
IFRS 16 "Leases"
In January 2016, the IASB issued IFRS 16 “Leases”, which provides guidance on accounting for leases. The new standard replaces IAS 17 “Leases” and related interpretations. IFRS 16 eliminates the distinction between operating leases and financing leases for lessees and requires balance sheet recognition for all leases. Certain short-term (less than 12 months) and low-value leases (as defined in the standard) are exempt from the requirements, and may continue to be treated as an expense. Leases to explore for or use crude oil, natural gas, minerals and similar non-regenerative resources are exempt from the standard.
The Company will adopt IFRS 16 on January 1, 2019 using the retrospective with cumulative effect method with no impact to opening retained earnings at the date of adoption. In accordance with the transitional provisions in the standard, balances reported in the comparative periods will not be restated.
On initial adoption, the Company intends to use the following practical expedients under the standard. Certain expedients are on a lease-by-lease basis and others are applicable by class of underlying assets:

•	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics;

•	leases with a remaining lease term of less than twelve months as at January 1, 2019 will be treated as short- term leases; and

•	exclusion of indirect costs for the measurement of lease assets at the date of initial application.
The Company does not intend to apply any practical expedients pertaining to grandfathering of leases assessed under the previous standard.
On adoption of IFRS 16, the Company will recognize lease assets and liabilities at the present value of the remaining lease payments, discounted using the Company’s applicable borrowing rate on January 1, 2019. The Company expects to report additional lease assets and corresponding liabilities of between $1.5 billion and $1.6 billion. The Company continues to finalize its accounting for leases in accordance with IFRS 16, and the above estimates are subject to change based on finalization of the Company's review of its lease arrangements.
In the statement of earnings, depletion, depreciation and amortization expense and interest expense will increase, with corresponding decreases in production, transportation and administration expenses. The Company does not expect to report a material impact on net earnings. Under the new standard, the Company will report cash outflows for repayment of the principal portion of the lease liability as cash flows from financing activities. The interest portion of the lease payments will continue to be classified as cash flows from operating activities.
Where the Company, acting as the operator, signs a lease on behalf of a joint operation and assumes the legal liability for that lease, the Company will recognize 100% of the related lease asset and lease liability. As the Company recovers its joint operation partners' share of the costs of the lease contract, these recoveries will be recognized in the consolidated statements of earnings.